Lease Arrangements	12 Months Ended
Dec. 31, 2012
Lease Arrangements [Abstract]
Lease Arrangements

13.  Lease Arrangements

We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from monthly to seven years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2012 or 2011.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2012 (in thousands):

2013	$21,089
2014	16,505
2015	13,518
2016	8,917
2017	3,007
Thereafter	1,290
Total minimum rental payments	$64,326

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Total rental payments	$23,646	$22,199	$21,777
Less sublease rentals	(103)	(170)	(237)
Net rental expense	$23,543	$22,029	$21,540